Note 22 - Selected Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended										12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
License revenue with affiliate					$ 40,000
Total revenues				$ 158,000	40,000	$ 304,000	$ 229,000	$ 1,051,000	$ 204,000		$ 198,000	$ 1,788,000
Research and development	3,461,000	$ 2,140,000	$ 3,792,000	3,413,000	3,342,000	2,368,000	2,197,000	2,879,000	3,118,000		12,687,000	10,562,000
Selling, general and administrative	3,242,000	2,414,000	3,395,000	3,240,000	3,355,000	2,787,000	1,500,000	1,208,000	1,926,000		12,404,000	7,421,000
Total expenses	6,703,000	4,554,000	7,187,000	6,653,000	6,697,000	5,155,000	3,697,000	4,087,000	5,044,000		25,091,000	17,983,000
Operating loss	(6,703,000)	(4,554,000)	(7,187,000)	(6,495,000)	(6,657,000)	(4,851,000)	(3,468,000)	(3,036,000)	(4,840,000)		(24,893,000)	(16,195,000)
Other income / (expense), net	169,000	(2,821,000)	61,000	58,000	120,000	(4,191,000)	(459,000)	(16,000)	328,000		(2,582,000)	(4,338,000)
Net Income (Loss) Attributable to Parent, Total	$ (6,534,000)	$ (7,375,000)	$ (7,126,000)	$ (6,437,000)	$ (6,537,000)	$ (9,042,000)	$ (3,927,000)	$ (3,052,000)	$ (4,512,000)		$ (27,475,000)	$ (20,533,000)
Net loss per common share Basic and diluted (in dollars per share)	$ (0.48)	$ (0.64)	$ (0.66)	$ (0.60)	$ (0.61)	$ (9.71)	$ (3.13)	$ (2.44)	$ (4.19)		$ (2.51)	$ (23.20)
Weighted average number of common shares outstanding Basic and diluted (in shares)	13,697	11,532	10,730	10,730	10,714	2,397	1,256	1,250	1,076		10,928	1,498
Grant revenue							$ 70,000	$ 695,000				$ 765,000
AEROSURF warrant dividend						$ (12,505,000)						(12,505,000)
Deemed dividend on preferred stock						(1,718,000)				$ (3,600,000)		(1,718,000)
Net (loss) / income attributable to common shareholders						(23,265,000)	(3,927,000)	(3,052,000)	$ (4,512,000)		(27,475,000)	(34,756,000)
License [Member]
License revenue with affiliate				$ 158,000	$ 40,000	$ 304,000	$ 159,000	$ 356,000	$ 204,000		$ 198,000	$ 1,023,000